As filed with the Securities and Exchange Commission on April 1, 2010

1933 Act Registration No. 333-163362

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 2

Ivy Funds Variable Insurance Portfolios

6300 Lamar Avenue

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

Registrant’s Telephone Number, including Area Code: (913) 236-2000

Mara D. Herrington

P.O. Box 29217

Shawnee Mission, Kansas 66201-9217

Post Effective Amendment No. 2 (“Amendment”) is being filed solely for the purpose of adding exhibits to the Registrant’s Registration Statement on Form N-14, filed with the Commission on November 25, 2009 (the “Registration Statement”). Part A of this Amendment is incorporated by reference to the filing under Rule 497, filed with the Commission on February 3, 2010, File No. 333-163362. Part B of this Amendment is incorporated by reference to the Statement of Additional Information, filed with the Commission on December 29, 2009, File No. 811-05017. Part C of this Amendment is incorporated by reference to the Registration Statement except that Part C, Item 16, Exhibits 4 and 12 are filed herewith.

PART C

OTHER INFORMATION

Item 16     Exhibits:

(4)	Plan of Reorganization and Termination

(12)	Opinion of Counsel on Tax Matters

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Form N-14 Filing of the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Overland Park, and State of Kansas, on 31st day of March, 2010.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

a Delaware statutory trust

(Registrant)

By /s/ Henry J. Herrmann

Henry J. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, and/or the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities as stated.

Signatures	Title

/s/David P. Gardner*	Chairman and Trustee
David P. Gardner

/s/Henry J. Herrmann	President and Trustee
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/Michael L. Avery*	Trustee
Michael L. Avery

/s/Jarold W. Boettcher*	Trustee
Jarold W. Boettcher

/s/James M. Concannon*	Trustee
James M. Concannon

/s/John A. Dillingham*	Trustee
John A. Dillingham

/s/Joseph Harroz, Jr.*	Trustee
Joseph Harroz, Jr.

/s/Robert L. Hechler*	Trustee
Robert L. Hechler

/s/Albert W. Herman*	Trustee
Albert W. Herman

/s/Glendon E. Johnson*	Trustee
Glendon E. Johnson

/s/Frank J. Ross, Jr.*	Trustee
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz*	Trustee
Eleanor B. Schwartz

*By:	/s/Kristen A. Richards
Kristen A. Richards
Attorney-in-Fact

ATTEST:	/s/Mara Herrington
Mara Herrington
Secretary